Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 04, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitmentsand Contingencies Details [Line Items]
Loss Contingency Accrual		$ 0.5
Operating Lease, Expense		$ 1.4	$ 0.3
Palantir Technologies
Commitmentsand Contingencies Details [Line Items]
Professional and contract services expense term	6 years
Professional and contract services expense	$ 42.0